SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Cash advances from Sanovas to the Company, net	$ (34,873)	$ (64,205)
Sanovas Ophthalmology LLC [Member]
Related Party Transaction [Line Items]
Balance due to Sanovas – beginning of period	15,709	2,760	$ 2,760	$ 427,933
Costs of Sanovas allocated to the Company	165,375	169,650	654,300	561,640
Retirement of due to Sanovas through the issuance of shares to Sanovas Ophthalmology			(666,000)	(1,090,087)
Cash advances from Sanovas to the Company, net	(4,082)	20,850	24,649	103,274
Balance due to Sanovas - end of period	$ 177,002	$ 193,360	$ 15,709	$ 2,760